Income Tax - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Schedule of Deferred Tax Assets [Line Items]
Net operating loss carry forwards	$ 716,087	$ 40,332	$ 93,800
Inventory reserve	330,000	186,000	155,400
Lease liability	5,216,000	5,810,000
Less: Valuation allowance
Total deferred tax assets (DTAs)	6,262,087	6,036,332	3,951,700
Accumulated depreciation	(493,881)	(482,133)	(230,600)
ROU asset	(4,873,000)	(5,519,000)	(3,510,000)
Total deferred tax liabilities (DTLs)	(5,366,881)	(6,001,133)	(3,740,600)
Total deferred tax assets, net	895,206	35,199	211,100
Deferred tax assets – Canada, net	895,206	35,199	211,100
United States [Member]
Schedule of Deferred Tax Assets [Line Items]
Deferred tax assets (liabilities) – U.S., net	833,000	(5,000)	211,100
Canada [Member]
Schedule of Deferred Tax Assets [Line Items]
Deferred tax assets – Canada, net	$ 62,206	$ 40,199